Organization (Details)	1 Months Ended		12 Months Ended
	Jul. 19, 2016 USD ($)	Jul. 19, 2016 CNY (¥)	Dec. 31, 2020 USD ($)	Nov. 01, 2024	Jun. 07, 2024	Apr. 30, 2024	Dec. 31, 2021	Oct. 31, 2021	Jun. 04, 2021	Aug. 24, 2020	Sep. 09, 2016	Feb. 21, 2016
TDH Holdings, Inc [Member]
Organization [Line Items]
Equity interest							0.01%		99.99%		99.00%
TDH Petfood LLC [Member]
Organization [Line Items]
Equity interest			1.00%
Equity interest consideration			$ 100
Tiandihui [Member]
Organization [Line Items]
Equity interest	100.00%	100.00%										100.00%
Equity interest consideration	$ 87,849	¥ 610,000
TDH Foods Limited [Member]
Organization [Line Items]
Equity interest										100.00%
Far Ling’s Inc. [Member]
Organization [Line Items]
Equity interest					51.00%			51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member]
Organization [Line Items]
Equity interest					100.00%			100.00%
Beijing Wenxin Co Ltd [Member]
Organization [Line Items]
Equity interest						60.00%
Vigour Management Limited [Member]
Organization [Line Items]
Equity interest				90.00%